Inventories	9 Months Ended
Sep. 30, 2018
Inventories [Abstract]
Inventories
5.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	September 30, 2018	December 31, 2017
Lubricants	634	582
Bunkers	7,618	4,215
Total	8,252	4,797